Benefit Plans - Recognized on the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans | U.S.
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (11,542)	$ (13,276)
Accumulated other comprehensive income (loss)	371	(3,145)
Net amount recognized	(11,171)	(16,421)
Defined Benefit Pension Plans | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	0	(1,308)
Accumulated other comprehensive income (loss)	(1,198)	(610)
Net amount recognized	(1,198)	(1,918)
Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Current liability	(16)	(15)
Noncurrent liability	(634)	(539)
Accumulated other comprehensive income (loss)	238	109
Net amount recognized	$ (412)	$ (445)